Long-term Investments - Additional Information (Details)	1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018 shares	Apr. 24, 2018 USD ($) $ / shares shares	Aug. 31, 2017 shares	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Mar. 31, 2019 shares	Sep. 30, 2019 USD ($) item		Dec. 31, 2018 USD ($) item shares		Dec. 31, 2017 USD ($)		Oct. 29, 2019 $ / shares	Oct. 28, 2019 $ / shares
Long-term Investments
Equity method investment									$ 17,000,000		$ 400,000
Initial investment balance							$ 23,000,000				$ 35,612	[1]
Subsequent Event
Long-term Investments
GTB quoted price | $ / shares													$ 1.84	$ 17
Common Stock
Long-term Investments
Purchase of shares | shares									5,494,505
Common Stock issuance for acquisition SolidOpinion (Note 5(a)) (in shares) | shares						4,500,000			2,267,869
Delaware Board of Trade Holdings, Inc. ("DBOT")
Long-term Investments
Purchase of shares | shares			187,970
Common Stock issuance for acquisition SolidOpinion (Note 5(a)) (in shares) | shares	2,267,869
Delaware Board of Trade Holdings, Inc. ("DBOT") | Maximum [Member]
Long-term Investments
Percentage of equity ownership			4.00%
Shandong Lushi Media Co Ltd [Member]
Long-term Investments
Percentage of equity ownership									30.00%		30.00%
Seasail Ventures Limited [Member]
Long-term Investments
Percentage of equity ownership		40.00%
BDCG
Long-term Investments
Percentage of equity ownership		20.00%					60.00%		40.00%
Number of unrelated party | item							2		2
Total cash consideration paid		$ 9,800,000
Cash paid to acquire entity		2,000,000
Value of capital stock issued		$ 7,800,000
Number of common stock issued | shares		3,000,000
Share price of capital stock issued | $ / shares		$ 2.60
Wecast Internet Limited ("Wecast Internet")
Long-term Investments
Percentage of equity ownership				50.00%	50.00%
Initial investment balance				¥ 1,000,000	$ 149,750		$ 0	[2]	$ 0	[3]
Hua Cheng
Long-term Investments
Percentage of equity ownership							39.00%		39.00%		39.00%
Initial investment balance							$ 0	[4]	$ 0	[5]
Shandong Media
Long-term Investments
Percentage of equity ownership							30.00%
Initial investment balance							$ 0		$ 16,776,346

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[2]	Wecast InternetStarting from October 2016, we have 50% interest in Wecast Internet Limited (“Wecast Internet”) and initial investment was invested RMB 1,000,000 (approximately $149,750). Wecast Internet is in the process of liquidation and the remaining carrying value is immaterial.
[3]	Wecast InternetStarting from October 2016, we have 50% interest in Wecast Internet Limited (“Wecast Internet”) and initial investment was invested RMB 1,000,000 (approximately $149,750). Wecast Internet is in the process of liquidation and the remaining carrying value is immaterial.
[4]	Hua Cheng Hu Dong (Beijing) Film and Television Communication Co., Ltd.(“Hua Cheng”)The Company held 39% equity ownership in Hua Cheng, a company established to provide integrated value-added service solutions for the delivery of VOD and enhanced content for cable providers.
[5]	Hua Cheng Hu Dong (Beijing) Film and Television Communication Co., Ltd.(“Hua Cheng”)As of December 31, 2018 and 2017, the Company held 39% equity ownership in Hua Cheng, a company established to provide integrated value-added service solutions for the delivery of VOD and enhanced content for cable providers.